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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06434
Invesco Insured Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco Insured Municipal Trust
Quarterly Schedule of Portfolio Holdings July 31,2010
invesco.com/us           MS-CE-IMUNI-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (147.8%)
Arizona (2.2%)
Arizona State University, Research Infrastructure Projects (COP) (AMBAC Insd) (a)	5.00%	09/01/30	$2,000	$2,008,340
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.00	05/15/35	350	348,989
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.125	05/15/40	350	351,712
Maricopa County Pollution Control, Arizona Public Service Co., Ser 2009 A	6.00	05/01/29	550	592,388
Phoenix Civic Improvement Corp., Jr Lien Wastewater Ser 2004 (NATL-RE Insd) (a)	5.00	07/01/27	1,000	1,042,550
State of Arizona, Ser 2008 A (COP) (AGM Insd) (a)	5.00	09/01/27	1,305	1,341,005

				5,684,984

California (25.5%)
Alameda County Joint Powers Authority, Ser 2008 (AGM Insd) (a)	5.00	12/01/24	1,205	1,268,757
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/35	1,355	285,268
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/36	2,190	431,014
Alvord Unified School District, Election of 2007 Ser 2007 A (AGM Insd) (a)	5.00	08/01/27	945	997,249
Anaheim Public Financing Authority, Electric Ser 2007-A (NATL-RE Insd) (a)(c)	4.50	10/01/37	16,000	15,347,680
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	960	440,342
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	1,850	619,176
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	1,700	1,709,928
California State Department of Water Resources, Power Supply Ser 2008 H (AGM Insd) (a)	5.00	05/01/22	2,500	2,765,625
City & County of San Francisco, City Buildings Ser 2007 A (COP) (NATL-RE & FGIC Insd) (a)	4.50	09/01/37	2,000	1,870,700
City & County of San Francisco, Laguna Ref Ser R-3 (AGC Insd) (a)(c)	5.00	06/15/28	1,000	1,042,050
City of Los Angeles, Ser 2004 A (NATL-RE Insd) (a)	5.00	09/01/24	3,000	3,236,820
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	480	159,874
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/44	1,090	118,254
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/45	6,270	637,220
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/48	4,610	381,477
Eastern Municipal Water District, Water & Sewer Ref, Ser 2006 A (COP) (NATL-RE Insd) (a)	5.00	07/01/32	4,000	4,125,840
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/32	2,705	714,959
Fontana Unified School District, Ser B (AGM Insd) (a)(b)	0.00	08/01/30	4,530	1,359,136
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd) (a)	5.00	06/01/38	6,000	5,598,780
Kern County Board of Education, Ref Ser 2006 A (COP) (NATL-RE Insd) (a)	5.00	06/01/31	2,000	2,002,880
Menifee Union School District, Election of 2008 Ser C (AGC Insd) (a)(b)	0.00	08/01/37	1,450	269,497
Moreland School District, Ser 2014 C (AMBAC Insd) (a)(b)	0.00	08/01/29	1,505	461,177
Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28	1,080	376,499
Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 B (AGC Insd) (a)	5.00	08/01/25	500	524,695
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oakland Joint Powers Financing Authority, Oakland Administration Buildings, Ser 2008 B (AGC Insd) (a)	5.00%	08/01/23	$725	$767,768
Patterson Joint Unified School District, 2008 Election Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/47	5,700	505,419
Patterson Joint Unified School District, 2008 Election Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/48	7,670	634,692
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	03/01/49	4,240	336,910
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(d)	5.00	11/01/12	110	121,286
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	890	900,173
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/28	3,210	1,140,770
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/31	3,470	1,010,742
San Diego County Water Authority, Ser 2004 A (COP) (AGM Insd) (a)(c)	5.00	05/01/29	5,000	5,174,750
University of California, Limited Projects Ser 2005 B (AGM Insd) (a)	5.00	05/15/30	1,000	1,029,300
University of California, Ser 2007-J (AGM Insd) (a)(c)	4.50	05/15/31	3,310	3,332,475
University of California, Ser 2007-J (AGM Insd) (a)(c)	4.50	05/15/35	2,690	2,640,558

				64,339,740

Colorado (3.3%)
Arkansas River Power Authority, Power Ser 2006 (XLCA Insd) (a)	5.25	10/01/40	2,000	1,843,980
City & County of Denver, Airport Ref Ser 2000 A (AMT) (AMBAC Insd) (a)	6.00	11/15/18	5,000	5,064,600
Denver Convention Center Hotel Authority, Ref Ser 2006 (XLCA Insd) (a)	5.00	12/01/35	1,500	1,309,305

				8,217,885

Connecticut (0.5%)
Connecticut State Health & Educational Facility Authority, Quinnipiac University Ser K-1 (NATL-RE Insd) (a)	5.00	07/01/27	1,225	1,284,094

District of Columbia (6.4%)
District of Columbia, Income Tax, Ser 2009 A (c)	5.25	12/01/27	2,100	2,364,600
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/27	8,000	8,525,060
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (a)	5.00	02/01/31	4,000	4,001,880
District of Columbia Water & Sewer Authority, Ref Sub-Lien Ser 2008 A (AGC Insd) (a)	5.00	10/01/28	500	535,245
District of Columbia Water & Sewer Authority, Ref Sub-Lien Ser 2008 A (AGC Insd) (a)	5.00	10/01/29	625	665,469

				16,092,254

Florida (9.7%)
Citizens Property Insurance Corp., High Risk Ser A-1	5.00	06/01/14	2,200	2,338,688
City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd) (a)	5.00	09/01/29	1,000	1,027,400
County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38	1,000	1,119,810
County of Miami-Dade, Miami Int’l Airport Ref Ser 2003 B (AMT) (NATL-RE Insd) (a)	5.25	10/01/18	2,155	2,237,235
County of Miami-Dade, Miami Int’l Airport Ref Ser 2003 B (AMT) (NATL-RE Insd) (a)	5.25	10/01/19	2,270	2,344,184
County of Miami-Dade, Water & Sewer (AGM Insd) (a)	5.00	10/01/39	1,600	1,650,768
Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd) (a)	5.50	04/01/38	1,500	1,578,825
Mid-Bay Bridge Authority, Ref Ser 2008 A (AGC Insd) (a)	5.00	10/01/27	1,265	1,293,007
Orange County School Board, Series 2008 B (COP) (AGC Insd) (a)(e)(f)	0.28	08/01/32	1,000	1,000,000
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd) (a)	5.50	10/01/23	1,200	1,387,308
Tampa Bay Water Utility System Revenue, Ser 2001 B (NATL-RE & FGIC Insd) (a)	5.00	10/01/31	6,000	6,197,700
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tampa Sports Authority, Sales Tax Ref Ser 2005 (AGM Insd) (a)	5.00%	01/01/26	$2,185	$2,274,432

				24,449,357

Georgia (3.2%)
City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (a)(c)	5.00	01/01/33	5,000	5,062,750
City of Atlanta, Water & Wastewater Ser 1999 A (NATL-RE & FGIC Insd) (a)	5.00	11/01/29	2,000	2,001,460
Fulton County Development Authority, Morehouse College Ser 2000 (AMBAC Insd) (a)(d)	6.25	12/01/10	900	926,757

				7,990,967

Hawaii (6.2%)
City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)(c)	5.25	03/01/26	5,000	5,299,850
City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)(c)	5.25	03/01/25	5,000	5,414,100
State of Hawaii, Airports Ref Ser 2001 (AMT) (NATL-RE & FGIC Insd) (a)	5.25	07/01/21	5,000	5,044,650

				15,758,600

Idaho (0.9%)
Idaho Housing & Finance Association, Federal Highway Trust Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/25	2,065	2,277,881

Illinois (16.0%)
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd) (a)	5.25	06/01/26	1,370	1,440,363
City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd) (a)	5.75	01/01/23	2,000	2,097,060
City of Chicago, Project & Ref Ser 2007 A (CR) (FGIC & AGM Insd) (a)(c)(h)	5.00	01/01/37	6,070	6,196,620
City of Chicago, Second Lien Water Ser 2008 (AGM Insd) (a)	5.00	11/01/27	940	1,000,019
City of Chicago, Ser A 2001 (NATL-RE Insd) (a)(g)	0.00	01/01/21	2,000	2,137,480
City of Chicago, Ser A 2001 (NATL-RE Insd) (a)(g)	0.00	01/01/22	2,000	2,136,780
City of Chicago, Ser A 2005 (NATL-RE Insd) (a)	5.25	01/01/25	3,000	3,134,160
De Kalb County Community Unit School District No. 428, (AGM Insd) (a)	5.00	01/01/27	670	716,176
De Kalb County Community Unit School District No. 428, (AGM Insd) (a)	5.00	01/01/28	305	323,800
Illinois Finance Authority, Northwestern Memorial Hospital, Ser 2009 B	5.75	08/15/30	1,635	1,782,870
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	1,300	1,315,184
Kendall Kane & Will Counties Community Unit School District No. 308, (AGM Insd) (a)(b)	0.00	02/01/27	5,375	2,343,500
Regional Transportation Authority, Ref Ser 1999 (AGM Insd) (a)	5.75	06/01/21	4,000	4,737,360
State of Illinois, Ser 2001 (NATL-RE Insd) (a)(c)	5.38	04/01/15	10,000	11,182,600

				40,543,972

Iowa (4.3%)
State of Iowa, IJOBS Program Ser 2009 A (c)(h)	5.00	06/01/25	1,810	2,001,697
State of Iowa, IJOBS Program Ser 2009 A (c)(h)	5.00	06/01/26	1,355	1,485,608
State of Iowa, Ser 2001 (NATL-RE Insd) (a)	5.50	02/15/19	3,600	4,330,512
State of Iowa, Ser 2001 (NATL-RE Insd) (a)	5.50	02/15/20	2,500	2,991,825

				10,809,642

Kansas (0.7%)
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	615	666,094
Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd) (a)	5.25	09/01/34	1,060	1,132,409

				1,798,503

Kentucky (2.6%)
Kentucky State Property & Buildings Commission, Ref Project No. 93 Ser 2009 (AGC Insd) (a)	5.25	02/01/28	1,640	1,793,947
Louisville & Jefferson County Visitors & Convention Commission, Ser 2004 B (AGM Insd) (a)(e)(f)	0.27	12/01/22	1,000	1,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisville Waterworks Board, Ser 2000 (AGM Insd) (a)(d)	5.50%	11/15/10	$3,800	$3,857,722

				6,651,669

Louisiana (0.6%)
Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mortgage Ser 2004 (NATL-RE Insd) (a)	5.25	07/01/33	1,500	1,516,590

Maryland (1.0%)
Maryland Economic Development Corp., Aviation Administration Ser 2003 (AMT) (AGM Insd) (a)	5.375	06/01/22	2,500	2,583,225

Massachusetts (5.7%)
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	2,000	2,398,800
Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (c)	5.00	11/15/36	6,460	7,323,831
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (c)	5.50	07/01/36	2,090	2,367,322
Massachusetts Water Resources Authority, Ser 2007 B (AGM Insd) (a)	5.25	08/01/31	2,000	2,324,880

				14,414,833

Michigan (1.5%)
City of Detroit Water Supply System, Ref Ser 2006 C (AGM Insd) (a)	5.00	07/01/26	1,200	1,228,332
Wayne State University, Ref Ser 2008 (AGM Insd) (a)	5.00	11/15/29	1,190	1,256,854
Western Michigan University, Ser 2008 (AGM Insd) (a)	5.00	11/15/23	1,125	1,216,271

				3,701,457

Minnesota (1.6%)
City of Minneapolis, Fairview Health Ser 2005 D (AMBAC Insd) (a)	5.00	11/15/34	4,000	4,018,160

Missouri (0.8%)
Missouri Joint Municipal Electric Utility Commission, Plum Point Ser 2006 (NATL-RE Insd) (a)	5.00	01/01/25	2,000	2,015,960

Nevada (5.3%)
County of Clark, Transportation Improvement Ltd. Tax Ser 1992 B (AMBAC Insd) (a)	6.50	06/01/17	4,000	4,949,880
State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (a)(c)	5.00	06/01/26	8,000	8,530,480

				13,480,360

New Jersey (4.0%)
New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd) (a)	5.50	09/01/24	1,195	1,374,704
New Jersey Economic Development Authority, Student Housing Project Ser 2010 A	5.875	06/01/42	710	720,792
New Jersey Educational Facilities Authority, Rowan University Ser 2008 B (AGC Insd) (a)	5.00	07/01/26	510	551,499
New Jersey St. Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd) (a)	5.875	10/01/31	2,295	2,298,397
New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/30	2,500	2,561,225
New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)(b)	0.00	12/15/26	5,860	2,523,843

				10,030,460

New Mexico (0.6%)
City of Albuquerque, Gross Receipts Lodgers’ Tax Ref Ser 2004 A (AGM Insd) (a)	5.00	07/01/37	1,500	1,537,455

New York (13.9%)
City of New York, Ser 2001 A-6 (AGM Insd) (a)(e)(f)	0.30	11/01/26	2,640	2,640,000
Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd) (a)	5.50	07/01/20	6,805	7,260,527
Metropolitan Transportation Authority, Transportation Ref Ser 2002 A (AMBAC Insd) (a)	5.50	11/15/17	10,000	10,812,600
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Metropolitan Transportation Authority, Transportation Ref Ser 2002 A (NATL-RE & FGIC Insd) (a)	5.00%	11/15/25	$2,000	$2,050,720
New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd) (a)	5.00	01/01/31	1,000	936,740
New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd) (a)	5.00	03/01/46	1,515	1,458,672
New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mortgage Ser 2004 (NATL-RE & FGIC Insd) (a)	5.00	08/01/29	2,000	2,043,200
New York State Dormitory Authority, New York University (AMBAC Insd) (a)	5.50	05/15/29	940	1,050,018
New York State Energy Research & Development Authority, Brooklyn Union Gas Co. Ser 1996 (NATL-RE Insd) (a)	5.50	01/01/21	5,000	5,018,350
New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	1,725	1,924,289

				35,195,116

Ohio (1.0%)
City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)(b)	0.00	11/15/28	2,125	815,639
City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)(b)	0.00	11/15/38	2,800	578,228
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	350	386,960
State of Ohio Higher Educational Facility Commission, Summa Health Systems Ser 2010	5.75	11/15/35	700	702,009

				2,482,836

Oregon (0.7%)
Oregon State Department of Administrative Services, Ser 2005 B (COP) (NATL-RE & FGIC Insd) (a)	5.00	11/01/24	1,685	1,794,660

Pennsylvania (4.7%)
City of Philadelphia, Ser 2009 B (AGC Insd) (a)	7.125	07/15/38	720	817,603
Delaware County Industrial Development Authority, Ser 2005 A (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/37	1,500	1,506,420
Pennsylvania Economic Development Financing Authority, Ser A	3.70	11/01/21	1,400	1,413,328
Pennsylvania Turnpike Commission, Ser 2001 R (AMBAC Insd) (a)	5.00	12/01/26	3,000	3,061,560
Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd) (a)	5.00	12/01/34	4,000	4,039,280
Philadelphia School District, Ser 2008 E (BHAC Insd) (a)	5.125	09/01/23	1,000	1,106,650

				11,944,841

Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (d)	5.00	08/01/11	1,160	1,215,448
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	1,650	1,658,283

				2,873,731

South Carolina (1.3%)
Medical University Hospital Authority, Mortgage Ser 2004 A (NATL-RE & FHA Insd) (a)	5.25	02/15/25	1,000	1,047,340
South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)(c)	5.00	01/01/22	2,000	2,177,620

				3,224,960

Tennessee (1.3%)
City of Clarksville Water Sewer & Gas, Ser 2004 (AGM Insd) (a)(e)(f)	0.40	02/01/25	3,325	3,325,000

Texas (10.0%)
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	700	707,301
City of Austin, Water & Wastewater Ref Ser 2001 (AGM Insd) (a)	5.125	05/15/27	1,840	1,883,258
City of Austin, Water & Wastewater Ref Ser 2001 A & B (AGM Insd) (a)(d)	5.125	05/15/11	3,160	3,283,177
City of Houston, Combined Utility First Lien Ref 2004 Ser A (NATL-RE & FGIC Insd) (a)	5.25	05/15/23	4,465	4,892,970
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)(b)	0.00%	09/01/27		$3,615	$1,469,100
City of San Antonio, Water & Ref Ser 2002 A (AGM Insd) (a)	5.00	05/15/32		2,000	2,046,420
Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27		800	874,768
Harris County Health Facilities Development Corp., Thermal Utility, Ser 2008 (AGC Insd) (a)	5.00	11/15/27		1,840	1,930,878
Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd) (a)	4.50	04/15/27		225	230,585
Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd) (a)	5.00	04/15/26		1,000	1,078,790
North Texas Tollway Authority, Ref Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/28		6,700	2,639,398
North Texas Tollway Authority, Ref Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/31		1,455	477,662
Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd) (a)(b)	0.00	08/15/27		5,735	2,290,100
Victoria Independent School District, Ser 2008 (PSF-GTD)	5.00	02/15/24		410	458,601
Victoria Independent School District, Ser 2008 (PSF-GTD)	5.00	02/15/25		815	905,383

					25,168,391

Washington (9.8%)
City of Seattle, Ser 2001 (AGM Insd) (a)(d)	5.125	03/01/11		3,730	3,836,976
City of Seattle, Ser 2001 (AGM Insd) (a)	5.125	03/01/26		1,270	1,291,412
County of King, Sewer Ref 2001 (NATL-RE & FGIC Insd) (a)	5.00	01/01/31		3,000	3,039,870
Cowlitz County Public Utility District No. 1, Production Ser 2006 (NATL-RE Insd) (a)	5.00	09/01/31		3,000	3,052,590
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00	12/01/23		4,010	4,018,582
Port of Seattle, Ser 2000 B (AMT) (NATL-RE Insd) (a)	5.625	02/01/24		2,500	2,503,200
State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/30		6,505	7,087,094

					24,829,724

West Virginia (0.6%)
West Virginia Economic Development Authority, Solid Waste Disposable Facility Ser 2010 A	5.375	12/01/38		1,400	1,405,950

Wisconsin (0.8%)
State of Wisconsin, Ser 2009 A	5.625	05/01/28		1,900	2,106,739

Total Investments (Cost $361,597,806)			147.8%		373,549,996
Other Assets Less Liabilities			1.2		3,284,264

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held

Notes with interest rates ranging from 0.27% to 0.38% at 07/31/10 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37 (See Note 1E) (i)			(23.3)		(58,975,000)
Preferred Shares of Beneficial Interest			(25.7)		(65,052,277)

Net Assets Applicable to Common Shareholders			100.0%		$252,806,983

Investment Abbreviations

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	AMBAC Assurance Corporation

AMT	Alternative Minimum Tax

BHAC	Berkshire Hathaway Assurance Corporation

COP	Certificates of Participation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration

Insd	Insured

Jr	Junior

NATL-RE	National Public Finance Guarantee Corporation

PSF	Texas Permanent School Fund Guarantee Program

RANs	Revenue Anticipation Notes

Ref	Refunding

Ser	Series

XLCA	XL Capital Assurance Inc

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to inverse floater entered into by the Trust. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(f)	Security is considered a cash equivalent.

(g)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $102,556,746 are held by the Dealer Trusts and serve as collateral for the $58,975,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments.
Invesco Insured Municipal Trust

E.	Floating Rate Obligations Related to Securities Held – (continued)
The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$373,549,996	$—	$373,549,996

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,391,079

Aggregate unrealized (depreciation) of investment securities	(2,438,889)

Net unrealized appreciation of investment securities	$11,952,190

Cost of investments for tax purposes is $361,597,806.
Invesco Insured Municipal Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.